Document and Entity Information	Nov. 14, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001835567
Document Type	8-K
Document Period End Date	Nov. 14, 2021
Entity Registrant Name	Thimble Point Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-39969
Entity Tax Identification Number	85-4103092
Entity Address, Address Line One	195 Church Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New Haven
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06510
City Area Code	(203)
Local Phone Number	680-8543
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Third Of One Redeemable Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	THMAU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	THMA
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	THMAW
Security Exchange Name	NASDAQ